Taxes - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Taxes
Deferred tax liability for undistributed foreign earnings not indefinitely reinvested	$ 87	$ 131
Undistributed earnings of foreign subsidiaries indefinitely reinvested in foreign operations	$ 384